U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

March 5, 2008

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Fort Pitt Capital Funds (the “Trust”) 333-69326 and 811-10495

Ladies and Gentleman:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Fort Pitt Capital Total Return Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectus and Statement of Additional Information contained in the most recent amendment to the Trust’s Registration Statement (i.e. Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 11 was filed electronically via EDGAR on February 29, 2008.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward Paz

Edward Paz, Esq.
For US BANCORP FUND SERVICES, LLC